LONG-TERM DEBT - Issued (Details) $ in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 CAD ($)	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2017 CAD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 CAD ($)	Jun. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)
Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount										$ 6,900
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due March 2049
Debt Instrument [Line Items]
Amount		$ 1,000
Interest Rate		5.10%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due May 2028
Debt Instrument [Line Items]
Amount		$ 400		$ 1,000
Interest Rate		4.25%		4.25%
Long-term debt, re-issuance yield, percent		4.439%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due July 2048
Debt Instrument [Line Items]
Amount			$ 800
Interest Rate			4.18%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due March 2028
Debt Instrument [Line Items]
Amount			$ 200
Interest Rate			3.39%
Long-term debt, re-issuance yield, percent			3.41%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due May 2048
Debt Instrument [Line Items]
Amount				$ 1,000
Interest Rate				4.875%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due May 2038
Debt Instrument [Line Items]
Amount				$ 500
Interest Rate				4.75%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019, floating interest rate
Debt Instrument [Line Items]
Amount						$ 550
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019, fixed interest rate
Debt Instrument [Line Items]
Amount						$ 700
Interest Rate						2.125%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due March 2028
Debt Instrument [Line Items]
Amount							$ 300
Interest Rate							3.39%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due September 2047
Debt Instrument [Line Items]
Amount							$ 700
Interest Rate							4.33%
TRANSCANADA PIPELINES LIMITED | Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount												$ 5,213
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due July 2023
Debt Instrument [Line Items]
Amount											$ 300
Interest Rate											3.69%	3.69%
Long-term debt, re-issuance yield, percent											2.69%	2.69%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due June 2046
Debt Instrument [Line Items]
Amount											$ 700
Interest Rate											4.35%	4.35%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2026
Debt Instrument [Line Items]
Amount														$ 850
Interest Rate														4.875%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2019
Debt Instrument [Line Items]
Amount														$ 400
Interest Rate														3.125%
NORTH BAJA PIPELINE, LLC | Unsecured Term Loan due December 2021
Debt Instrument [Line Items]
Amount	$ 50
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility due April 2023
Debt Instrument [Line Items]
Amount					$ 19
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan due August 2020
Debt Instrument [Line Items]
Amount								$ 25
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan due April 2019
Debt Instrument [Line Items]
Amount													$ 10
TC PIPELINES, LP | Senior Unsecured Notes due May 2027
Debt Instrument [Line Items]
Amount									$ 500
Interest Rate									3.90%
TRANSCANADA PIPELINE USA LTD. | Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount												$ 1,700
ANR PIPELINE COMPANY | Senior Unsecured Notes Due June 2026
Debt Instrument [Line Items]
Amount												$ 240
Interest Rate											4.14%	4.14%